Document and Entity Information	Nov. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001786255
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	ICOSAVAX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40655
Entity Tax Identification Number	82-3640549
Entity Address, Address Line One	1616 Eastlake Avenue E.
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	(206)
Local Phone Number	737-0085
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ICVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true